OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 11 – OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2017	2016
Other taxes payable	$2,845,393	$488,712
Accrued payroll & welfare	33,977	32,014
Accrued expense & liability	1,283,660	1,181,143
Interest payable	15,747	-
Others	58,046	38,605
	$4,236,823	$1,740,474